SECURITIES AVAILABLE FOR SALE (Schedule of Gross Unrealized Gains and Losses Recognized) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 89,112	$ 91,856
Gross Unrealized Gains	625	2,609
Gross Unrealized Losses	(1,807)	(9)
Total securities	87,930	94,456
States and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	22,717	24,445
Gross Unrealized Gains	476	1,743
Gross Unrealized Losses	(258)
Total securities	22,935	26,188
U.S. Government agencies and sponsored entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	27,276	22,250
Gross Unrealized Gains		16
Gross Unrealized Losses	(1,164)	(9)
Total securities	26,112	22,257
FHLMC [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	17,986	25,330
Gross Unrealized Gains	69	444
Gross Unrealized Losses	(114)
Total securities	17,941	25,774
FNMA [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	12,876	19,831
Gross Unrealized Gains	80	406
Gross Unrealized Losses	(100)
Total securities	12,856	20,237
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,065
Gross Unrealized Gains
Gross Unrealized Losses	(171)
Total securities	3,894
SBA Loan Pools [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,192
Gross Unrealized Gains
Gross Unrealized Losses
Total securities	$ 4,192